Total
ABS Insights Emerging Markets Fund
FUND SUMMARY – ABS INSIGHTS EMERGING MARKETS FUND
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the ABS Insights Emerging Markets Fund (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 9 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ABS Insights Emerging Markets Fund	ABS Insights Emerging Markets Fund Institutional Class Shares	ABS Insights Emerging Markets Fund Super Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ABS Insights Emerging Markets Fund		ABS Insights Emerging Markets Fund Institutional Class Shares	ABS Insights Emerging Markets Fund Super Institutional Class Shares
Management Fees		0.95%	0.95%
Distribution and Service (12b-1) Fees		none	none
Other Expenses	[1]	0.42%	0.28%
Acquired Fund Fees and Expenses	[1],[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.38%	1.24%
Fee Waiver/Expense Reimbursement	[3]	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses		1.10%	0.96%
[1]	Estimated for the current fiscal period.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds (“ETFs”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 26, 2026 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Fund’s advisor))) do not exceed 1.09% and 0.95% of average daily net assets attributable to Institutional Class and Super Institutional Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees are waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing limits or limits in place at time of recoupment after the recoupment is taken into account. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Fund’s advisor.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - ABS Insights Emerging Markets Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
ABS Insights Emerging Markets Fund Institutional Class Shares	112	409
ABS Insights Emerging Markets Fund Super Institutional Class Shares	98	366

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations, the portfolio turnover rate is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Principal Investment Strategies:

The Fund pursues its investment objective by investing primarily in common stocks but may also invest in exchange-traded funds (“ETFs”) and other types of securities, including, but not limited to, preferred stocks and depositary receipts. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity-related instruments of emerging markets companies.

Securities considered to be economically tied to emerging market countries include, without limitation: (1) an issuer organized under the laws of or maintaining a principal office or principal place(s) of business in one or more emerging markets; (2) an issuer of securities that are principally traded in one or more emerging markets; (3) an issuer that derives or is currently expected to derive 50% or more of its total sales, revenues, profits, earnings, growth, or another measure of economic activity from, the production or sale of goods or performance of services or making of investments or other economic activity in, one or more emerging markets, or that maintains or is currently expected to maintain 50% or more of its employees, assets, investments, operations, or other business activity in one or more emerging markets; (4) a governmental or quasi-governmental entity of an emerging market; or (5) any other issuer that the advisor believes may expose the Fund’s assets to the economic fortunes and risks of emerging market. The advisor may consider an issuer to be economically tied to emerging markets even though it may be based in a developed market such as the United States. Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S. Emerging market countries are those represented in the MSCI Emerging Markets Index. Representative emerging market countries include China, Brazil, India and Taiwan.

The equity securities in which the Fund invests are primarily publicly traded common stocks. For purposes of the Fund’s 80% policy, equity-related instruments include depositary receipts (including unsponsored depositary receipts and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes (“P-Notes”), which are derivative instruments designed to replicate equity exposure In certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund may invest in securities of any market capitalization, and is expected to have exposure to large, mid, and small capitalization securities.

The advisor manages multiple portfolios focused on emerging markets. To achieve the Fund’s investment objective, the Advisor employs a systematic process that ranks the stocks in these portfolios in order of the most heavily traded stock positions by country relative to the MSCI Emerging Markets Index (the “Index”). Securities are selected for the Fund based on these relative rankings. The advisor aims for the Fund’s country, sector, market cap, style, and position size diversification to reflect that of the Index.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s NAV and performance.

●	Acquired Fund Risk: ETFs in which the Fund invests are subject to investment advisory and other expenses, which are indirectly paid by the Fund. As a result, the cost of investing in the Fund is higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks.

●	Depositary Receipt Risk: To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers. While the use of depositary receipts, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

●	Derivatives Risk: The derivative instruments in which the Fund may invest may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

○	Participation Notes Risk: The Fund may use participation notes to gain exposure to certain markets in which it cannot invest directly. Participation notes are designed to track the return of a particular underlying equity or debt security, currency, or market. Investments in participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market that they seek to replicate. In addition, the Fund has no rights under participation notes against the issuer of the underlying security and must rely on the creditworthiness of the counterparty to the transaction.

●	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly-available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.

○	China Risk: The Chinese central government exercises substantial control over the Chinese economy through regulation and state ownership of entities; and local government authorities have a substantial effect on economic conditions. This governmental regime poses the risk of nationalization or expropriation of assets; the risk that support of economic sectors of reform programs may be curtailed; and the risk of increased trade tariffs, embargoes and other trade limitations. Additionally, the Chinese government controls the RMB currency and intervenes in this currency market. These currency-related actions may not be transparent or predictable. As a result, the U.S. dollar value of the RMB may change quickly and arbitrarily. Securities affected by trading suspensions may be or become illiquid.

●	Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

●	Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	Investment Model Risk: Like all quantitative analysis, the Advisor’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Limited History of Operations Risk: The Fund is a new mutual fund with limited history of operations for investors to evaluate.

●	Management Risk: The Advisor’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Performance:

Because the Fund is a new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information is available at no cost by visiting www.absinv.com or by calling 800-813-1421.

ABS Insights Emerging Markets Fund | Acquired Fund Risk [Member]

●	Acquired Fund Risk: ETFs in which the Fund invests are subject to investment advisory and other expenses, which are indirectly paid by the Fund. As a result, the cost of investing in the Fund is higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks.

ABS Insights Emerging Markets Fund | Depositary Receipt Risk [Member]

●	Depositary Receipt Risk: To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers. While the use of depositary receipts, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

ABS Insights Emerging Markets Fund | Derivatives Risk [Member]

●	Derivatives Risk: The derivative instruments in which the Fund may invest may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

○	Participation Notes Risk: The Fund may use participation notes to gain exposure to certain markets in which it cannot invest directly. Participation notes are designed to track the return of a particular underlying equity or debt security, currency, or market. Investments in participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market that they seek to replicate. In addition, the Fund has no rights under participation notes against the issuer of the underlying security and must rely on the creditworthiness of the counterparty to the transaction.

ABS Insights Emerging Markets Fund | Participation Notes Risk [Member]

○	Participation Notes Risk: The Fund may use participation notes to gain exposure to certain markets in which it cannot invest directly. Participation notes are designed to track the return of a particular underlying equity or debt security, currency, or market. Investments in participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market that they seek to replicate. In addition, the Fund has no rights under participation notes against the issuer of the underlying security and must rely on the creditworthiness of the counterparty to the transaction.

ABS Insights Emerging Markets Fund | Emerging Markets Risk [Member]

●	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly-available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.

○	China Risk: The Chinese central government exercises substantial control over the Chinese economy through regulation and state ownership of entities; and local government authorities have a substantial effect on economic conditions. This governmental regime poses the risk of nationalization or expropriation of assets; the risk that support of economic sectors of reform programs may be curtailed; and the risk of increased trade tariffs, embargoes and other trade limitations. Additionally, the Chinese government controls the RMB currency and intervenes in this currency market. These currency-related actions may not be transparent or predictable. As a result, the U.S. dollar value of the RMB may change quickly and arbitrarily. Securities affected by trading suspensions may be or become illiquid.

ABS Insights Emerging Markets Fund | China Risk [Member]

○	China Risk: The Chinese central government exercises substantial control over the Chinese economy through regulation and state ownership of entities; and local government authorities have a substantial effect on economic conditions. This governmental regime poses the risk of nationalization or expropriation of assets; the risk that support of economic sectors of reform programs may be curtailed; and the risk of increased trade tariffs, embargoes and other trade limitations. Additionally, the Chinese government controls the RMB currency and intervenes in this currency market. These currency-related actions may not be transparent or predictable. As a result, the U.S. dollar value of the RMB may change quickly and arbitrarily. Securities affected by trading suspensions may be or become illiquid.

ABS Insights Emerging Markets Fund | Equity Securities Risk [Member]

●	Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

ABS Insights Emerging Markets Fund | Foreign Securities Risk [Member]

●	Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

ABS Insights Emerging Markets Fund | Investment Model Risk [Member]

●	Investment Model Risk: Like all quantitative analysis, the Advisor’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

ABS Insights Emerging Markets Fund | Large Capitalization Stock Risk [Member]

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

ABS Insights Emerging Markets Fund | Limited History Of Operations Risk [Member]
●	Limited History of Operations Risk: The Fund is a new mutual fund with limited history of operations for investors to evaluate.

ABS Insights Emerging Markets Fund | Management Risk [Member]

●	Management Risk: The Advisor’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

ABS Insights Emerging Markets Fund | Market And Geopolitical Risk [Member]

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

ABS Insights Emerging Markets Fund | Small And Medium Capitalization Stock Risk [Member]

●	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.